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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [  ];                Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sloane Robinson LLP
Address: 20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tanya Farrell
Title:   Head of Legal and Compliance
Phone:   +44 207 929 8839

Signature, Place, and Date of Signing:

      /s/ Tanya Farrell         London, England           November 5, 2007
      -----------------         ---------------           ----------------
      Signature                 City, State               Date

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             nil

Form 13F Information Table Entry Total:        8

Form 13F Information Table Value Total:        $441,565
                                               (thousands)

                               SLOANE ROBINSON LLP

                           Form 13F Information Table

                                                                                                       VOTING AUTHORITY
                                                  VALUE   SHRS OR   SH/  PUT/ INVESTMENT   OTHER  ---------------------------
       NAME            TITLE OF CLASS   CUSIP     X$1000 PRN AMOUNT PRN  CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
---------------------  -------------- ---------- ------- ---------- ---- ---- ---------- -------- ---------- -------- -------
UNIBANCO-UNIAO
DE BANCOS BRA          GDR REP PFD UT  90458E107  56,816    431,900 SH        SOLE                   431,900
KOOKMIN BK NEW         SPONSORED ADR   50049M109  60,312    735,600 SH        SOLE                   735,600
HDFC BANK LTD          ADR REPS 3 SHS  40415F101  28,394    265,043 SH        SOLE                   265,043
GAFISA S A             SPONS ADR       362607301   5,570    165,100 SH        SOLE                   165,100
COMPANHIA VALE
DO RIO DOCE            SPONSORED ADR   204412209  30,333    894,000 SH        SOLE                   894,000
BANCO ITAU HLDG
FINANCIERA S           SP ADR 500 PFD  059602201  13,905    274,700 SH        SOLE                   274,700
BANCO BRADESCO S A     SP ADR PFD NEW  059460303 201,293  6,853,700 SH        SOLE                 6,853,700
ARCELOR MITTAL         NY REGISTRY SH  03937E101  44,942    573,535 SH        SOLE                   573,535